Prospectus Supplement

John Hancock Municipal Securities Trust

Supplement dated July 12, 2018 to the current prospectus (the “prospectus”)

John Hancock High Yield Municipal Bond Fund (the “fund”)

Effective at the close of business on September 28, 2018 (the “effective date”), Cynthia M. Brown will no longer serve as a portfolio manager of the fund. Effective immediately, Jeffrey N. Given, CFA and Dennis DiCicco are being added as portfolio managers of the fund, and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio along with Ms. Brown through the effective date. In addition, as of the effective date, all references to Ms. Brown as a portfolio manager of the fund will be removed from the prospectus.

Accordingly, the following information is being added under the heading “Portfolio management” in the “Fund summary” section:

Jeffrey N. Given	Dennis DiCicco
Senior Managing Director and Senior Portfolio Manager	Associate Portfolio Manager
Managed the fund since 2018	Managed the fund since 2018

In addition, the following information is being added under the heading “Who’s who - Subadvisor” in the “Fund details” section:

Jeffrey N. Given

•	Senior Managing Director and Senior Portfolio Manager
•	Managed the fund since 2018
•	Joined the subadvisor in 1993
•	Began business career in 1993

Dennis DiCicco

•	Associate Portfolio Manager
•	Managed the fund since 2018
•	Joined the subadvisor in 2016
•	Fixed Income Trader, Capital Security Advisors, LLC (2013–2016)
•	Began business career in 2008

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Prospectus Supplement

John Hancock Municipal Securities Trust

Supplement dated July 12, 2018 to the current prospectus (the “prospectus”)

John Hancock Tax-Free Bond Fund (the “fund”)

Effective at the close of business on September 28, 2018 (the “effective date”), Cynthia M. Brown will no longer serve as a portfolio manager of the fund. Effective immediately, Jeffrey N. Given, CFA and Dennis DiCicco are being added as portfolio managers of the fund, and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio along with Ms. Brown through the effective date. In addition, as of the effective date, all references to Ms. Brown as a portfolio manager of the fund will be removed from the prospectus.

Accordingly, the following information is being added under the heading “Portfolio management” in the “Fund summary” section:

Jeffrey N. Given	Dennis DiCicco
Senior Managing Director and Senior Portfolio Manager	Associate Portfolio Manager
Managed the fund since 2018	Managed the fund since 2018

In addition, the following information is being added under the heading “Who’s who - Subadvisor” in the “Fund details” section:

Jeffrey N. Given

•	Senior Managing Director and Senior Portfolio Manager
•	Managed the fund since 2018
•	Joined the subadvisor in 1993
•	Began business career in 1993

Dennis DiCicco

•	Associate Portfolio Manager
•	Managed the fund since 2018
•	Joined the subadvisor in 2016
•	Fixed Income Trader, Capital Security Advisors, LLC (2013–2016)
•	Began business career in 2008

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock California Tax-Free Income Fund

John Hancock Municipal Securities Trust

Supplement dated July 12, 2018 to the current Statement of Additional Information (the “SAI”)

John Hancock California Tax-Free Income Fund (“California Tax-Free Income Fund”)

High Yield Municipal Bond Fund (“High Yield Municipal Bond Fund”)

Tax-Free Bond Fund (“Tax-Free Bond Fund”) (collectively, the “Funds”)

Effective at the close of business on September 28, 2018 (the “effective date”), Cynthia M. Brown will no longer serve as a portfolio manager of the Funds. Effective immediately, Jeffrey N. Given, CFA and Dennis DiCicco are being added as portfolio managers of the Funds, and will be jointly and primarily responsible for the day-to-day management of the Funds’ portfolios along with Ms. Brown through the effective date. Accordingly, the following information regarding Messrs. Given and DiCicco supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, John Hancock Asset Management a division of Manulife Asset Management (US) LLC.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table lists the portfolio managers that are jointly and primarily responsible for the day-to-day management of the portfolios of the Funds.

Fund Managed	Portfolio Managers
California Tax-Free Income Fund	Cynthia M. Brown*, Jeffrey N. Given and Dennis DiCicco
High Yield Municipal Bond Fund	Cynthia M. Brown*, Jeffrey N. Given and Dennis DiCicco
Tax-Free Bond Fund	Cynthia M. Brown*, Jeffrey N. Given and Dennis DiCicco
*Effective September 28, 2018, Cynthia M. Brown will no longer serve as portfolio manager of the Funds.

The following table reflects information regarding other accounts for which Messrs. Given and DiCicco have day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Messrs. Given and DiCicco’s investment in the Funds.

The following table reflects information as of July 10, 2018.

Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jeffrey N. Given	20	$31,729.61	7	$1,806.09	15	$7,166.26
Dennis DiCicco	0	$0	0	$0	0	$0

None of these accounts pays a performance-based fee.

Ownership of the Funds and Similarly Managed Accounts

The following tables show the dollar range of Fund shares and shares of similarly managed accounts beneficially owned by the Messrs. Given and DiCicco as of July 10, 2018. For purposes of these tables, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the Fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the Funds. Messrs. Given and DiCicco’s ownership of Fund shares is stated in the footnotes that follow the tables.

California Tax-Free Income Fund

Portfolio Manager	Dollar Range of Shares Owned[1]
Jeffrey N. Given	$0
Dennis DiCicco	$10,001-$50,000

High Yield Municipal Bond Fund

Portfolio Manager	Dollar Range of Shares Owned[2]
Jeffrey N. Given	$0
Dennis DiCicco	$10,001-$50,000

Tax-Free Bond Fund

Portfolio Manager	Dollar Range of Shares Owned[3]
Jeffrey N. Given	$0
Dennis DiCicco	$10,001-$50,000

1 As of July 10, 2018, Jeffrey N. Given and Dennis DiCicco beneficially owned $0 and $10,001-$50,000 of shares, respectively, of California Tax-Free Income Fund.

2 As of July 10, 2018, Jeffrey N. Given and Dennis DiCicco beneficially owned $0 and $10,001-$50,000 of shares, respectively, of High Yield Municipal Bond Fund.

3 As of July 10, 2018, Jeffrey N. Given and Dennis DiCicco beneficially owned $0 and $10,001-$50,000 of shares, respectively, of Tax-Free Bond Fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.